Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	$ 0	$ 339,000
Principal cash outflow for leases	$ 552,000	$ 1,103,000